Consolidated Income Statements - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Income Statements
Cloud		€ 13,664	€ 11,426	€ 8,701
Software licenses		1,764	2,056	3,248
Software support		11,496	11,909	11,412
Software licenses and support		13,261	13,965	14,660
Cloud and software		26,924	25,391	23,361
Services		4,283	4,128	3,592
Total revenue		31,207	29,520	26,953
Cost of cloud		(3,884)	(3,499)	(2,881)
Cost of software licenses and support		(1,383)	(1,384)	(1,598)
Cost of cloud and software		(5,267)	(4,883)	(4,479)
Cost of services		(3,407)	(3,155)	(2,740)
Total cost of revenue		(8,674)	(8,038)	(7,219)
Gross profit		22,534	21,482	19,734
Research and development		(6,324)	(6,080)	(5,270)
Sales and marketing		(8,828)	(7,946)	(6,856)
General and administration		(1,364)	(1,289)	(1,187)
Restructuring		(215)	(138)	(157)
Other operating income/expense, net		(16)	60	44
Total operating expenses		(25,420)	(23,429)	(20,645)
Operating profit		5,787	6,090	6,308
Other non-operating income/expense, net		9	(187)	19
Finance income		857	811	3,123
Finance costs		(1,313)	(2,200)	(945)
Financial income, net		(456)	(1,389)	2,178
Profit before tax from continuing operations		5,341	4,513	8,505
Income tax expense		(1,741)	(1,446)	(1,682)
Profit after tax from continuing operations		3,600	3,068	6,824
Attributable to owners of parent		3,634	3,277	6,429
Attributable to non-controlling interests		(33)	(210)	395
Profit (loss) after tax from discontinued operations		2,363	(1,359)	(1,447)
Profit after tax	[1]	5,964	1,708	5,376
Attributable to owners of parent	[1]	6,139	2,284	5,256
Attributable to non-controlling interests	[1]	€ (175)	€ (576)	€ 121
Earnings per share, basic from continuing operations (in Euro per share)		€ 3.11	€ 2.80	€ 5.45
Earnings per share, basic (in Euro per share)		5.26	1.95	4.46
Earnings per share, diluted from continuing operations (in Euro per share)		3.08	2.79	5.45
Earnings per share, diluted (in Euro per share)		€ 5.20	€ 1.94	€ 4.46

[1]	From continuing and discontinued operations